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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933



                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 25



                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940



                                AMENDMENT NO. 28



                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON FEBRUARY 21, 2003, PURSUANT TO PARAGRAPH (A) OF RULE 485.



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VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS

Investor Shares & Admiral(TM) Shares - February 21, 2003


This prospectus
contains financial data
for the Funds through
the fiscal year ended
October 31, 2002.



                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           VANGUARD DEVELOPED MARKETS INDEX FUND
                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

Investor Shares and Admiral Shares
Prospectus

February 21, 2003

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 CONTENTS
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 1 AN INTRODUCTION TO INDEX FUNDS

 2 FUND PROFILES
   2 Vanguard European Stock Index Fund
   6 Vanguard Pacific Stock Index Fund
  10 Vanguard Emerging Markets Stock Index Fund
  14 Vanguard Developed Markets Index Fund
  17 Vanguard Total International Stock Index Fund

20 MORE ON THE FUNDS

28 THE FUNDS AND VANGUARD

28 INVESTMENT ADVISER

29 DIVIDENDS, CAPITAL GAINS, AND TAXES

31 SHARE PRICE

32 FINANCIAL HIGHLIGHTS

40 INVESTING WITH VANGUARD
  40 Buying Shares
  42 Converting Shares
  43 Redeeming Shares
  46 Exchanging Shares
  47 Other Rules You Should Know
  48 Fund and Account Updates
  50 Contacting Vanguard

GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
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--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for two of the Funds. Please note that the Admiral Shares are NOT available to:

 - SIMPLE IRAs and 403(b)(7) custodial accounts;
 - Other retirement plan accounts receiving special administrative services from Vanguard; or
 - Accounts maintained by financial intermediaries, except in limited circumstances.

A separate prospectus offers the Funds' Institutional Shares as well as the Institutional version of Vanguard Developed Markets Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
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AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock index funds (both U.S. and international), as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds. Four of these Funds seek to track particular segments of the international stock market; the fifth Fund seeks to track the entire international stock market.


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FUND                                      SEEKS TO TRACK
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Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets

Vanguard Emerging Markets Stock Index     18 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America

Vanguard Developed Markets Index Fund     European, Australian, and Far East
                                           stock markets

Vanguard Total International Stock Index  European, Australian, Far East stock
 Fund markets, as well as 18 emerging stock markets in Europe, Asia, Africa, and Latin America

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     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately xxx common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up xx%, xx%, xx%, and xx%, respectively, of the Index's market capitalization, as of October 31,
2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%

                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
                        2001                   -20.30%
                        2002                    xx.xx%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).
     The table shows how the average annual total returns of the share classes presented compare with those of its target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2002

                                               1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND INVESTOR  SHARES
 Return Before Taxes                             x.xx%       x.xx%       x.xx%
 Return After Taxes on Distributions             x.xx        x.xx        x.xx
 Return After Taxes on Distributions and         x.xx        x.xx        x.xx
  Sale of Fund Shares
VANGUARD EUROPEAN STOCK INDEX FUND ADMIRAL SHARES*
 Return Before Taxes*                            x.xx%         --          --
MSCI EUROPE INDEX (reflects no deduction
 for fees, expenses, or taxes)                   x.xx%       x.xx%       x.xx%
--------------------------------------------------------------------------------
*Average annual total return of Admiral Shares since inception (August 13,
 2001) was x.xx%.
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4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.xx%      0.xx%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.xx%      0.xx%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.XX%      0.XX%
-----------
  *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $xx      $xxx      $xxx      $xxx
Admiral Shares         xx       xxx       xxx       xxx
---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Europe
Admiral Shares--August 13, 2001    Admiral Shares--EuropeAdml


NET ASSETS (ALL SHARE CLASSES)   VANGUARD FUND NUMBER
AS OF                              Investor Shares--79
OCTOBER 31, 2002                   Admiral Shares--579
$x.x billion

                                   CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922042205
Yes                                Admiral Shares--922042809


MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VEURX
for IRAs and most custodial        Admiral Shares--VEUSX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

6

FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES
     The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately xxx common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2002, Japan made up XX% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%

                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
                           2001            -26.34%
                           2002             xx.xx%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).
     The table shows how the average annual total returns of the share classes presented compare with those of its target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2002
                                               1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND INVESTOR SHARES
 Return Before Taxes                             x.xx%       x.xx%       x.xx%
 Return After Taxes on Distributions             x.xx        x.xx        x.xx
 Return After Taxes on Distributions and         x.xx        x.xx        x.xx
  Sale of Fund Shares
VANGUARD PACIFIC STOCK INDEX FUND ADMIRAL SHARES*
 Return Before Taxes*                            x.xx%         --          --
MSCI PACIFIC INDEX (reflects no deduction
 for fees, expenses, or taxes)                   x.xx%       x.xx%       x.xx%
--------------------------------------------------------------------------------
*Average annual total return of Admiral Shares since inception (August 13,
 2001) was x.xx%.
--------------------------------------------------------------------------------

8

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.xx%      0.xx%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.xx%      0.xx%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.xx%      0.xx%
---------------------
  *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

     ---------------------------------------------------------
                        1 YEAR   3 YEARS   5 YEARS    10 YEARS
     ---------------------------------------------------------
     Investor Shares      $xxx      $xxx      $xxx      $xxx
     Admiral Shares        xxx       xxx       xxx       xxx
     ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Pacific
Admiral Shares--August 13, 2001    Admiral Shares--PacifAdml


NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF                                 Investor Shares--72
OCTOBER 31, 2002                   Admiral Shares--572
$x.x billion

                                   CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922042106
Yes                                Admiral Shares--922042700

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VPACX
for IRAs and most custodial        Admiral Shares--VPADX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

10

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately xxx common stocks of companies located in emerging markets around the world. As of October 31, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and Brazil (which made up xx%, xx%, xx%, xx%, and xx%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, Chile, China, the Czech Republic, Hungary, India, Indonesia, Israel, Peru, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionarely by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and Brazil involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -27.56%
                           2001             -2.88%
                           2002             xx.xx%
            ------------------------------------------------------
            If applicable shareholder fees were reflected, returns would be less than those shown.
            ------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).
     The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

12


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2002

                                                                           SINCE
                                                   1 YEAR   5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                                xx.xx%   xx.xx%       xx.xx%
 Return After Taxes on Distributions                xx.xx    xx.xx        xx.xx
 Return After Taxes on Distributions
   and Sale of Fund Shares                          xx.xx    xx.xx        xx.xx
MSCI EMERGING MARKETS FREE INDEX (reflects
   no deduction for fees, expenses, or taxes)       xx.xx%   xx.xx%       xx.xx%
SELECT EMERGING MARKETS FREE INDEX
 (FORMER CALCULATIONS)** (reflects no deduction
 for fees, expenses, or taxes)                      xx.xx    xx.xx        xx.xx
SELECT EMERGING MARKETS FREE INDEX
 (CURRENT CALCULATIONS)+ (reflects no deduction
   for fees, expenses, or taxes)                    -x.xx     x.xx         x.xx
--------------------------------------------------------------------------------
 * Since Inception returns are as of the inception date of the Investor Shares-May 4, 1994.
**Consists of stocks that could be bought free of restrictions in 15 emerging markets in Europe, Asia, Africa, and Latin America (95%) and a cash component (5%) based on the Lipper Money Market aveerage. The stock component of the Index was administered by MSCI exclusively for Vanguard. The Lipper Money Market Average was an appropriate benchmark for the Fund's cash position.
 +Consists of stocks that can be bought free of restrictions in 18 emerging markets in Europe, Asia, Africa, and Latin America. This index was administered by MSCI exclusively for Vanguard.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                   0.5%**
      Account Maintenance Fee (for accounts under $10,000):          $10/year+

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.xx%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.XX%
---------------------
      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds and retained by the Fund.
      +If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

          -------------------------------------------------
            1 YEAR      3 YEARS    5 YEARS      10 YEARS
          -------------------------------------------------
              $xxx        $xxx       $xxx         $xxx
          -------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

           -------------------------------------------------
            1 YEAR      3 YEARS    5 YEARS      10 YEARS
          -------------------------------------------------
              $xxx        $xxx       $xxx         $xxx
          -------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          MINIMUM INITIAL INVESTMENT
Distributed annually in December     $3,000; $1,000 for IRAs and most custodial
                                     accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,    NEWSPAPER ABBREVIATION
Pa., since inception                 EmerMkt

                                     VANGUARD FUND NUMBER
INCEPTION DATE                       533
May 4, 1994
                                     CUSIP NUMBER

NET ASSETS (ALL SHARE CLASSES) AS    922042304
OF
OCTOBER 31, 2002                     TICKER SYMBOL
$xxx million                         VEIEX

SUITABLE FOR IRAS
Yes
-------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Europe,  Austrasia, Far East
(EAFE)EAFE Index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately x,xxx common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------
              SCALE -40% TO 80%

                           2001            -22.04%
                           2002             xx.xx%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended Month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended Month dd, yyyy). The table shows how the average annual total returns of the Fund compare with those of its target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                        1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND
 Return Before Taxes                                     xx.xx%         xx.xx%
 Return After Taxes on Distributions                     xx.xx          xx.xx
 Return After Taxes on Distributions and
  Sale of Fund Shares                                    xx.xx          xx.xx
MSCI EAFE INDEX (reflects no deduction for
 fees, expenses, or taxes)                               xx.xx%         xx.xx%
-------------------------------------------------------------------------------

16

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Account Maintenance Fee (for accounts under $10,000):          $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None**
--------------------------
      *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.
     **Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.XX% as of October 31, 2002

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

          --------------------------------------------------
             1 YEAR      3 YEARS    5 YEARS      10 YEARS
          --------------------------------------------------
              $xx          $xx       $xxx         $xxx
          --------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Distributed annually in December          $3,000; $1,000 for IRAs and most
                                          custodial
INVESTMENT ADVISER                        accounts for minors
The Fund does not employ an investment
adviser, but benefits from the            NEWSPAPER ABBREVIATION
investment advisory services provided to  DevMkt
the underlying Vanguard funds in which
it invests.                               VANGUARD FUND NUMBER
                                          227
INCEPTION DATE
May 8, 2000                               CUSIP NUMBER
                                          921909701

NET ASSETS AS OF OCTOBER 31, 2002
$xxx million                              TICKER SYMBOL
                                          VDMIX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

18

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1997             -0.77%
                           1998             15.60%
                           1999             29.92%
                           2000            -15.61%
                           2001            -20.15%
                           2002             xx.xx%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended Month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended Month dd, yyyy).
     The table shows how the average annual total returns of the Fund compare with those of its target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2002

                                                                           SINCE
                                      1 YEAR        5 YEARS           INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL
 STOCK INDEX FUND
 Return Before Taxes                   xx.xx%         xx.xx%             xx.xx%
 Return After Taxes on
  Distributions                        xx.xx          xx.xx              xx.xx
 Return After Taxes on
  Distributions and Sale of
  Fund Shares                          xx.xx          xx.xx              xx.xx
MSCI EAFE + EMERGING MARKETS
 FREE INDEX (reflects no
 deduction for fees, expenses,
 or taxes)                            xx.xx%         xx.xx%              xx.xx%
TOTAL INTERNATIONAL COMPOSITE
 INDEX** (reflects no
 deduction for fees, expenses,
 or taxes)                            xx.xx          xx.xx              xx.xx
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None
      Account Maintenance Fee (for accounts under $10,000):          $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None**
---------------------
      *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.
     **Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.XX% as of October 31, 2002

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

          --------------------------------------------------
             1 YEAR      3 YEARS    5 YEARS      10 YEARS
          --------------------------------------------------
               $xxx         $xx       $xxx           $xxx
          --------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Distributed annually in December          $3,000; $1,000 for IRAs and most
                                          custodial
INVESTMENT ADVISER                        accounts for minors
The Fund does not employ an investment
adviser, but benefits from the            NEWSPAPER ABBREVIATION
investment advisory services provided to  TotIntl
the underlying Vanguard funds in which
it invests.                               VANGUARD FUND NUMBER
                                          113
INCEPTION DATE
April 29, 1996                            CUSIP NUMBER
                                          921909602

NET ASSETS AS OF OCTOBER 31, 2002
$x.x billion                              TICKER SYMBOL
                                          VGTSX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

20

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds will invest at least 80% of their assets in the types of stocks connoted by their respective names. A Fund may change its 80% policy or indexing strategy only upon 60-days advance notice to shareholders. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.


ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than XXX separate stocks as of October 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.

     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Developed Markets and Total International Stock Index Funds both use this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The Developed Markets Index Fund and the Total International Stock Index Fund are considered nondiversified because each invests in very few underlying funds. However, the underlying funds in which each invests are diversified and invest their assets in many securities.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE

To track their target indexes as closely as possible, the European, Pacific and Emerging Markets Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.

     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

22

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
     IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                   xx.x%    xx.x%     xx.x%     xx.x%
Worst                 -xx.x     xx.x       x.x      xx.x
Average                xx.x     xx.x      xx.x      xx.x
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the MSCI EAFE Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
               EUROPEAN           PACIFIC           EMERGING                U.S.
                 MARKET            MARKET          MARKETS**              MARKET
--------------------------------------------------------------------------------
1993             29.88             36.21              74.84               10.08
1994              2.72             12.76              -7.32                1.32
1995             21.95              2.95              -0.01               37.58
1996             21.09             -8.30              15.22               22.96
1997             23.80            -25.87             -16.36               33.36
1998             28.53              2.72             -18.39               28.58
1999             15.89             56.65              60.88               21.04
2000             -8.39            -25.78             -27.94               -9.10
2001            -19.90            -25.40              -2.80              -11.89
2002            -xx.xx            -xx.xx              -x.xx              -xx.xx
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

     Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland and Germany constituted xx%, xx%, xx%, and xx%, respectively, of the MSCI Europe Index, as of October 31, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately xx% and Australian stocks constituted about xx% of the MSCI Pacific Index as of October 31, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock

24


market involves a higher degree of country risk than that of more geographically diversified international funds.

     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.

     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risk will proportionately mirror those of the underlying funds. As of October 31, 2002, the Fund's assets were invested as follows: XX% in the European Stock Index Fund; XX% in the Pacific Stock Index Fund; and XX% in the Emerging Markets Stock Index Fund.

[FLAG] WHEN A TARGET  INDEX  BECOMES LESS  DIVERSIFIED,  A FUND THAT TRACKS THAT
     INDEX SIMILARLY BECOMES LESS DIVERSIFIED. BY TRACKING THEIR TARGET INDEXES, THE EUROPEAN, PACIFIC, AND EMERGING MARKETS STOCK INDEX FUNDS MAY AT TIMES BE TECHNICALLY "NONDIVERSIFIED" UNDER SEC STANDARDS. THIS COULD HAPPEN WHEN, DUE TO THE RAPID APPRECIATION OF CERTAIN STOCKS IN ITS TARGET INDEX, A FUND'S TOP FEW HOLDINGS REPRESENT MORE THAN 25% OF ITS TOTAL ASSETS. AS THE MARKET VALUES OF A FUND'S LARGEST HOLDINGS RISE AND FALL, THERE MAY BE TIMES WHEN THE FUND IS DIVERSIFIED UNDER SEC STANDARDS AND OTHER TIMES WHEN IT IS NOT. SHAREHOLDERS IN THE VANGUARD EUROPEAN, PACIFIC, AND EMERGING MARKETS STOCK INDEX FUNDS ARE SUBJECT TO THE RISK THAT EACH FUND'S PERFORMANCE COULD BE HURT DISPROPORTIONATELY BY A DECLINE IN THE PRICES OF JUST A FEW STOCKS.


SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Under normal conditions, the Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.

     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately XXX common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up xx%, xx%, xx%, and xx%, respectively, of the Index's market capitalization as of October 31, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands,

Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.

     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately xxx common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented xx% of the Index's market capitalization as of October 31, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately xxx common stocks of companies located in 18 emerging markets of Europe, Asia, Africa, and Latin America. Five countries--South Korea, Taiwan, South Africa, Mexico, and Brazil--collectively represent a majority of the Index, with xx%, xx%, xx%, xx%, and xx%, respectively, of the Index's market capitalization as of October 31, 2002. The other thirteen countries are Argentina, Chile, China, the Czech Republic, Hungary, India, Indonesia, Israel, Peru, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of October 31, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets. (Chile, India and Peru were added to the Select Index effective February 21, 2003.) MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually all, or substantially all, of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE, REDEMPTION, AND ACCOUNT MAINTENANCE FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.
     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends

26

annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.


OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without share holder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market as the current index.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

28


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2002, the average turnover rate for passively managed foreign index funds was approximately 25%; for all foreign stock funds, the average turnover rate was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD


The Funds are offered by The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $xxx billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. The Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE


The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of October 31, 2002, Vanguard served as adviser for about $XXX in assets.

Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended October 31, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than o.xx% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds (for the Developed Markets Index and Total International Stock Index Funds only). Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

30
BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.


- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.


- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.


- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Developed Markets and Total International Stock Index Funds invest in foreign stocks indirectly through other funds, their investors are not able to benefit directly from foreign tax credits or deductions. See your tax adviser or IRS publications for more information.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. NAV per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

32

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

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                               PLAIN TALK ABOUT

                  How to Read the Financial Highlights Table

This explanation uses the European Stock Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $xx.xx per share. During the period, each Investor Share earned $xx.xx from investment income (interest and dividends). There was a decline of $xx.xx per share in the value of investments held or sold by the Fund, resulting in a net decline of $xx.xx per share from investment operations.

Shareholders received $xx.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $xx.xx, reflecting losses of $xx.xx per share and distributions of $xx.xx per share. This was a decrease of $xx.xx per share (from $xx.xx at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was xx.xx% for the year.

As of October 31, 2002, the Investor Shares Shares had $xxx billion in net assets. For the year, the expense ratio was xx.xx% ($xx.xx per $1,000 of net assets), and the net investment income amounted to xx.xx% of average net assets. The Fund sold and replaced securities valued at an annualized rate of xx.xx% of its net assets.
--------------------------------------------------------------------------------


EUROPEAN STOCK INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                              YEAR       JAN. 1 TO                          YEAR ENDED DECEMBER 31,
                                             ENDED        OCT. 31,              ---------------------------------------------
                                     OCT. 31, 2002           2001*               2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $xx.xx          $25.99             $28.82       $25.28       $20.13       $16.57
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .xx             .37               .335          .50          .41          .38
 Net Realized and Unrealized Gain (Loss)
 on Investments                                .xx           (6.85)            (2.692)        3.69         5.40         3.63
-----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             x.xx           (6.48)            (2.357)        4.19         5.81         4.01
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.xx)           (.01)             (.423)        (.50)        (.52)        (.37)
 Distributions from Realized Capital Gains      --            --                (.050)        (.15)        (.14)        (.08)
-----------------------------------------------------------------------------------------------------------------------------
 Total Distributions                          (.xx)           (.01)             (.473)        (.65)        (.66)        (.45)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $xx.xx          $19.50             $25.99       $28.82       $25.28       $20.13
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN**                               x.xx%         -24.94%             -8.18%       16.62%       28.86%       24.23%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $x,xxx          $4,165             $5,611       $6,106       $4,479       $2,432
 Ratio of Total Expenses to Average
 Net Assets                                  0.xx%          0.30%+              0.29%        0.29%        0.29%        0.31%
 Ratio of Net Investment Income to
 Average Net Assets                          x.xx%          2.08%+              1.64%        1.99%        1.97%        2.19%
 Turnover Rate                                 xx%              3%                 8%           7%           7%           3%
-----------------------------------------------------------------------------------------------------------------------------


 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 1.0% from 1996 through November 2, 1997) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

34


EUROPEAN STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                     YEAR ENDED       AUG.13* TO
                                                       OCT. 31,         OCT. 31,
                                                           2002           2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $XX.XX          $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .xx              .12
 Net Realized and Unrealized Gain (Loss)
  on Investments                                          x.xx            (4.35)
--------------------------------------------------------------------------------
 Total from Investment Operations                         x.xx            (4.23)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (x.xx)              --
 Distributions from Realized Capital Gains                  --               --
--------------------------------------------------------------------------------
 Total Distributions                                     (x.xx)              --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $XX.XX           $45.77
--------------------------------------------------------------------------------
TOTAL RETURN                                             X.XX%           -8.46%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $xxx             $261
 Ratio of Total Expenses to Average Net Assets           0.xx%           0.25%+
 Ratio of Net Investment Income to
   Average Net Assets                                    x.xx%           0.70%+
 Turnover Rate                                             xx%               3%
--------------------------------------------------------------------------------
 *Inception.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 +Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES

-----------------------------------------------------------------------------------------------------------------------------
                                              YEAR       JAN. 1 TO                      YEAR ENDED DECEMBER 31,
                                             ENDED        OCT. 31,              ---------------------------------------------
                                     OCT. 31, 2002           2001*              2000         1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $x.xx           $8.95            $12.22        $7.84        $7.72        $10.51
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .0xx             .07              .077          .08         .085           .09
 Net Realized and Unrealized Gain (Loss)
 on Investments                               .xxx           (2.23)           (3.222)        4.39         .100         (2.79)
-----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             .xxx           (2.16)           (3.145)        4.47         .185         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        (.xxx)             --             (.125)        (.09)       (.065)         (.09)
 Distributions from Realized Capital Gains      --              --                --           --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Total Distributions                         (.xxx)             --             (.125)        (.09)       (.065)         (.09)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $x.xx           $6.79             $8.95       $12.22        $7.84         $7.72
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN**                               x.xx%         -24.13%           -25.74%       57.05%        2.41%       -25.67%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $x,xxx          $1,389            $1,823       $2,526       $1,033          $827
 Ratio of Total Expenses to Average
 Net Assets                                  0.xx%          0.37%+             0.38%        0.37%        0.40%         0.35%
 Ratio of Net Investment Income to
 Average Net Assets                          0.xx%          1.06%+             0.68%        0.95%        1.17%         1.03%
 Turnover Rate                                 xx%              2%                6%           6%           4%            8%
-----------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from January 1, 1997, through March 31, 2000; 1.0% in 1996) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

36


PACIFIC STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                         YEAR
                                                        ENDED        AUG. 13* TO
                                                      OCT.31,           OCT. 31,
                                                         2002             2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                                       $xx.xx            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .xxx               .20
 Net Realized and Unrealized Gain (Loss)
   on Investments                                       x.xxx             (5.80)
--------------------------------------------------------------------------------
 Total from Investment Operations                       x.xxx             (5.60)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.xxx)               --
 Distributions from Realized Capital Gains-                --                --
--------------------------------------------------------------------------------
 Total Distributions                                    (.xxx)               --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $xx.xx            $44.40
--------------------------------------------------------------------------------

TOTAL RETURN                                            x.xx%            -11.20%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $xxx                $80
 Ratio of Total Expenses to Average Net Assets          0.xx%             0.32%+
 Ratio of Net Investment Income to Average Net Assets   x.xx%             2.05%+
 Turnover Rate                                            xx%                 2%
--------------------------------------------------------------------------------
 *Inception.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 +Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR       JAN. 1 TO                    YEAR ENDED DECEMBER 31,
                                                  ENDED        OCT. 31,         ------------------------------------------------
                                          OCT. 31, 2002           2001*            2000       1999        1998          1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $x.xx           $8.84          $12.50      $7.91       $9.98        $12.28
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .xx              .19            .141        .24         .27           .24
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   x.xx            (1.74)         (3.583)      4.62       (2.08)        (2.31)
--------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                 x.xx            (1.55)         (3.442)      4.86       (1.81)        (2.07)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.xx)            (.01)          (.218)      (.27)       (.26)         (.23)
 Distributions from Realized Capital Gains          --               --              --         --          --            --
--------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                              (.xx)            (.01)          (.218)      (.27)       (.26)         (.23)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $x.xx            $7.28           $8.84     $12.50       $7.91        $ 9.98
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN**                                  xx.xx%          -17.55%         -27.56%     61.57%     -18.12%       -16.82%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)            $xxx             $770             $913     $1,138        $577          $660
 Ratio of Total Expenses to Average
 Net Assets                                     0.xx%           0.60%+            0.59%      0.58%       0.61%         0.57%
 Ratio of Net Investment Income to
 Average Net Assets                             x.xx%           2.69%+            1.51%      2.55%       2.99%         1.96%
 Turnover Rate                                    xx%              23%              40%        22%         22%           19%
 --------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% beginning April 1, 2000; 1.0% from November 3, 1997, through March 31, 2000; 1.5% from January 1, 1997, through November 2, 1997), the redemption fee (0.5% beginning April 1, 2000; 1.0% through March 31, 2000), or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

38


DEVELOPED MARKETS INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED       JAN. 1 TO        MAY 8** TO
                                                                          OCT. 31,         OCT.31,          DEC. 31,
                                                                              2002           2001*              2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $x.xx           $9.07            $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS

 Net Investment Income                                                         .xx             --               .15

 Capital Gain Distributions Received                                            --             --                --
 Net Realized and Unrealized Gain (Loss) on Investments                        .xx          (2.24)             (.93)
--------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                              .xx          (2.24)             (.78)
 -------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.xx)            --              (.15)
 Distributions from Realized Capital Gains                                      --             --                --
-------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.xx)            --              (.15)
 ------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $x.xx          $6.83              9.07
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                                                x.xx%        -24.70%            -7.78%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $xxx           $145               $99
 Ratio of Total Expenses to Average Net Assets                                  x%             0%                0%
 Ratio of Net Investment Income to Average Net Assets                        x.xx%         0.04%^            1.66%^
 Portfolio Turnover Rate                                                        x%             9%                8%
 ------------------------------------------------------------------------------------------------------------------------

 *Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.


TOTAL INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
                                              YEAR       JAN. 1 TO                     YEAR ENDED  DECEMBER 31,
                                             ENDED        OCT. 31,          -------------------------------------------------
                                     OCT. 31, 2002           2001*          2000         1999        1998         1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $X.XX          $11.83        $14.31       $11.19       $9.87       $10.14
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .xxx              --           .20          .21         .21          .18
 Capital Gain Distributions Received            --              --           .01          .04         .02          .02
 Net Realized and Unrealized Gain (Loss)
 on Investments                               .xxx           (2.84)        (2.44)        3.09        1.31         (.28)
-----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             .xxx           (2.84)        (2.23)        3.34        1.54         (.08)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        (.xxx)             --          (.20)        (.21)      (.21)         (.17)
 Distributions from Realized Capital Gains      --              --          (.05)        (.01)      (.01)         (.02)
-----------------------------------------------------------------------------------------------------------------------------
 Total Distributions                         (.xxx)             --          (.25)        (.22)      (.22)         (.19)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $x.xx          $ 8.99        $11.83       $14.31     $11.19         $ 9.87
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                               x.xx%         -24.01%       -15.61%       29.92%     15.60%         -0.77%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $x,xxx          $2,732        $2,920       $2,570     $1,375           $903
 Ratio of Total Expenses to Average
 Net Assets                                     x%              0%            0%           0%         0%             0%
 Ratio of Net Investment Income to
 Average Net Assets                          x.xx%          0.05%+         1.68%        2.04%      2.18%          2.19%
 Turnover Rate                                  x%              2%            3%           1%         2%             0%
-----------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 0.75%
  from January 1, 1997, through November 2, 1997; 1.0% in 1996) or the
  $10 annual account maintenance fee applied on balances under $10,000. +Annualized.

40


INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD



BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.


HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

BY FUND EXPRESS(R)(AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.


PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
 European Stock Index Fund--None
 Pacific Stock Index Fund--None
 Emerging Markets Stock Index Fund--0.5%
 Developed Markets Index Fund--None
 Total International Stock Index Fund--None

YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

42

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

                                                                              43
TENURE CONVERSIONS INTO ADMIRAL SHARES

THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance within the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance within the Fund is at least $50,000 and you are registered with Vanguard.com.

Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.


MANDATORY CONVERSIONS INTO INVESTOR SHARES

If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

44

REDEMPTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% redemption fee on all shares redeemed by selling, by exchanging to another fund, or by application of the low- balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS

^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money
Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

                                                                              45
REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

46

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

                                                                              47
OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

48
WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.

-    The amount of the transaction (in dollars, shares, or percent).
-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.


RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

                                                                              49
LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


ANNUAL AND SEMIANNUAL REPORTS

Financial reports about Vanguard International Stock Index Funds will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the
Funds:

-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address,

50
we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


 CONTACTING VANGUARD

ONLINE

VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information

- For redemptions by check, exchange (subject to certain limitations), or wire

- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account information
- For most Admiral transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

                                                                              51
VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:
     Vanguard European Stock Index Fund--79 (Investor Shares) or 579 (Admiral Shares)
 Vanguard Pacific Stock Index Fund--72 (Investor Shares) or 572 (Admiral Shares)

 Vanguard Emerging Markets Stock Index Fund--533 (Investor Shares only) Vanguard Developed Markets Index Fund--227
(Investor Shares only)
 Vanguard Total International Stock Index Fund--113
(Investor Shares only)




The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Tele-Account, STAR, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by the Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                 [SHIP-GRAPHIC]
                                                           Post Office Box 2600
                                                    Valley Forge, PA 19482-2600



FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Developed Markets and Total International Stock Index Funds, which are legally a part of Vanguard(R) STAR(TM) Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


Funds' Investment Company Act file number: 811-5972 (811-3919 for Developed Markets and Total International Stock Index Funds)

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P072 022003

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of December, 2002.


                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      December 23, 2002
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/   RAJIV L. GUPTA        Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Rajiv L. Gupta*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         December 23, 2002
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*


* By Power of Attorney. See File Number 33-32216, filed on January 29, 2002. Incorporated by Reference.

                                     PART B

                  VANGUARD(R) INTERNATIONAL EQUITY INDEX FUNDS
                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY 21, 2003



     This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated February 21, 2003). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT


                             1-800-662-7447 (SHIP)


                               TABLE OF CONTENTS

                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-X
INVESTMENT LIMITATIONS...........................................B-XX
SHARE PRICE......................................................B-XX
PURCHASE OF SHARES...............................................B-XX
REDEMPTION OF SHARES.............................................B-XX
MANAGEMENT OF THE FUNDS..........................................B-XX
INVESTMENT ADVISORY SERVICES.....................................B-XX
PORTFOLIO TRANSACTIONS...........................................B-XX
TOTAL RETURN.....................................................B-XX
FINANCIAL STATEMENTS.............................................B-XX
COMPARATIVE INDEXES..............................................B-XX

                            DESCRIPTION OF THE TRUST


ORGANIZATION


     The  Trust  was  organized  as a  Maryland  corporation  in  1989,  and was
reorganized  as  a  Delaware   statutory  trust  in  July  1998.  Prior  to  its
reorganization as a Delaware statutory trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, non- diversified management investment company. It currently offers the following funds and classes of shares:


                                                     SHARE CLASSES
                                                     -------------
     FUND                                     INVESTOR   ADMIRAL   INSTITUTIONAL
     ----                                     --------   -------   -------------
Vanguard(R) European Stock Index Fund            Yes        Yes          Yes
Vanguard(R) Pacific Stock Index Fund             Yes        Yes          Yes
Vanguard(R) Emerging Markets Stock Index Fund    Yes         No          Yes

                 (individually, a Fund; collectively, the Funds)


     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each fund or share class may issue.

SERVICE PROVIDERS

     CUSTODIAN.  Brown  Brothers  Harriman & Co., 40 Water  Street,  Boston,  MA
02109, serves as the Funds' custodian. The custodian is responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the Funds' independent accountants. The accountants audit annual financial statements for the Funds and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

 CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.


     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon written request of shareholders representing 10% or more of a fund's net assets, and to change any fundamental policy of the fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

      SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


     Each Fund may invest in passive foreign investment companies (PFICs). A PFIC is a foreign corporation whose majority of income (75% or more) is passive or whose assets (50% or more) produce passive income. Capital gains on the sale of such investments will be deemed ordinary income regardless of how long the Fund held them. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from the investments, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat these investments as sold on the last day of the Fund's fiscal year and mark to market the gains (or losses, to the extent of previously recognized gains) and recognize ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.



                              INVESTMENT POLICIES


     The following policies supplement the investment policies set forth in the Funds' Prospectuses.


     BORROWING. A fund's ability to borrow money is limited by its investment policies, by the Investment Company Act of 1940, as amended ("1940 Act"), and by applicable exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff ("SEC") and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.


     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.


     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future.
Convertible  securities  involve risks similar to both  fixed-income  and equity securities. The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and are generally subject to a high degree of credit risk.


     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.


     DERIVATIVES. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter ("OTC") market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of a derivative agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE-TRADED FUNDS. A fund may purchase shares of exchange-traded funds ("ETFs"), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.

     Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising a funds.

     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.

     FOREIGN SECURITIES - EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of terrorism and war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     FOREIGN SECURITIES - FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.


     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.


     The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.


     FOREIGN SECURITIES - FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may also be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act, as described below under the heading "Other Investment Companies."


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.


     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.


     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


     Each fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission ("CFTC"), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.


     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.


     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.


     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.


     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (i) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(ii) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the "size" of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option may be considered a borrowing transaction. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity or even the orderliness of the market for particular options.


     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.


     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that normally pays dividends at a specified rate and that has precedence over common stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock generally has a preference over common stock (but is generally subordinated to bonds and other debt obligations) on the distribution of an issuer's assets in the event of bankruptcy or liquidation. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities-meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     SHORT SALES. A short sale is a transaction in which a fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The fund also will incur transaction costs in effecting short sales. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with a short sale. A fund's loss on a short sale could theoretically be unlimited in a case where the fund is unable, for whatever reason, to close out its short position. There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful. A short sale transaction may be considered a borrowing transaction. A short sale transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     SHORT SALES - SHORT SALES AGAINST-THE-BOX. Short sales against-the-box are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against-the-box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. Short sales against-the-box could be used to protect the net asset value per share of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against-the-box. A fund
(other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against-the- box.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties ("counterparties") to exchange payments at specified dates ("periodic payment dates") on the basis of a specified amount ("notional amount") with the payments calculated with reference to a specified asset, reference rate or index.

     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchange for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

     The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an
opportunity.   Because  some  swap  agreements  have  a  leverage  or  borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS - FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS - FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS - FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;
(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery, and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery, and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts. Under normal circumstances, no more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. Each Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     LOANS. Fund may not lend money to any person except by purchasing fixed income securities, entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Funds for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.


                                  SHARE PRICE

     Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES

     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


     No charge is made by the Fund for redemptions from the European and Pacific Funds. There is a 0.5% redemption fee charged for redemptions from the Emerging Markets Stock Index Fund. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds. The redemption fee may be waived, in Vanguard's sole discretion, for certain categories of redemptions that do not raise short-term trading concerns. These categories include, but are not limited to, the following:

- Redemptions due to death of a shareholder;
- Redemptions within certain institutional retirement or benefit plans for which Vanguard provides specialized recordkeeping or support services;
- Redemptions due to required minimum distributions from an IRA or other retirement plan for which
  Vanguard serves as the trustee or custodian; and
- Redemptions within certain Vanguard advisory programs.

                            MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP


     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     The Funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At October 31, 2002, each Fund had contributed capital of $xxx,000 to Vanguard, representing 0.xx% of each Fund's net assets and 0.xx% of Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities, and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.


     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets. Expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of each Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. Expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal year ended December 31, 2000, the fiscal period ended October 31, 2001, and the fiscal year January 1 to October 31, 2002, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.


--------------------------------------------------------------------------------
                                     FISCAL YEAR                     FISCAL YEAR
                                           ENDED        JAN. 1 TO          ENDED
FUND                               DEC. 31, 2000    OCT. 31, 2001  OCT. 31, 2002
--------------------------------------------------------------------------------
European Stock Index Fund            $13,960,000      $10,409,000     $x,xxx,000
Pacific Stock Index Fund               7,526,000        4,640,000      x,xxx,000
Emerging Markets Stock Index Fund      3,898,000        2,998,000      x,xxx,000
--------------------------------------------------------------------------------


                          INVESTMENT ADVISORY SERVICES


     Investment advisory services to the Funds are provided on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal year ended December 31, 2000, the fiscal period January 1 to October 31, 2001, and the fiscal year ended October 31, 2002, the Funds incurred expenses for investment advisory services of approximately the following amounts:

--------------------------------------------------------------------------------
                                     FISCAL YEAR                     FISCAL YEAR
                                           ENDED       JAN. 1 TO           ENDED
FUND                               DEC. 31, 2000   OCT. 31, 2001   OCT. 31, 2002
--------------------------------------------------------------------------------
European Stock Index Fund.               $46,000         $43,000         $xx,000
Pacific Stock Index Fund                  43,000          43,000          xx,000
Emerging Markets Stock IndexFund          46,000          42,000          xx,000
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

     Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. Vanguard provides the board with monthly, quarterly, and annual analyses of Quantitative Equity Group's performance. In addition, Vanguard provides the board with quarterly self-evaluations and certain other information the board deems important to evaluating the short- and long-term performance of each Fund's internalized management. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.


     When considering whether to continue the internalized management structure of each Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the services provided, as well as other material facts, such as the investment performance of the fund's assets and the fair market value of the services provided. The board also considers information detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Funds are conducted and brokers are selected.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for each Fund (information about the Funds' Admiral Shares and institutional Shares, where applicable, may be found elsewhere in the Statement of Additional Information):


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Advisory Fees
                                                                                                                     Expressed as an
                                                                                                                    Annual Effective
                                                    Average Annual Return (Before Taxes) for                             Rate of the
                                                          Period Ended April 30, 2002                                 Fund's Average
                                                  One-Year            Five-Year       Ten-Year       Expense Ratio        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND INVESTOR SHARES         -xx.xx%               xx.xx%          xx.xx%             xx.xx%+         Less than
 Average European Region Fund*                    -xx.xx                xx.xx           xx.xx              xx.xx++          xx.xx9++
 MSCI Europe Index                                -xx.xx                xx.xx           xx.xx                None               None
PACIFIC STOCK INDEX FUND INVESTOR SHARES          -xx.xx%               xx.xx%          xx.xx%             xx.xx%+         Less than
 Average Pacific Region Fund*                     -xx.xx                xx.xx           xx.xx              xx.xx++           xx.xx++
 MSCI Pacific Index                               -xx.xx                xx.xx           xx.xx                None               None
EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES  xx.xx%               xx.xx%          xx.xx%**           xx.xx%+         Less than
 Average Emerging Markets Fund*                    xx.xx                xx.xx           xx.xx**            xx.xx++           xx.xx++
 MSCI Emerging Markets Free Index                  xx.xx                xx.xx           xx.xx**              None               None
 Select Emerging Markets Free Index                xx.xx                xx.xx           xx.xx**              None               None
------------------------------------------------------------------------------------------------------------------------------------
 *The figures do not reflect the $10 annual  account  maintenance fee applied on balances under $10,000.
**Data provided by Lipper Inc.
 +Performance figures for Emerging Markets Stock Index Fund are adjusted for the
  0.5% transaction fee on purchases and redemptions.
++Average  annual total returns are from May 4, 1994--the  inception date of the
  Emerging Markets Stock Index Fund's Investor Shares--through October 31, 2002.


     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost internalized management arrangements for each Fund, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

 OFFICERS AND TRUSTEES

     The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John J. Brennan*             Chairman of the          May, 1987              Chairman of the Board, Chief Executive              112
(1954)                       Board, Chief                                    Officer, and Director(Trustee) of The
                             Executive Officer                               Vanguard Group, Inc. and each of the
                             and Trustee                                     investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis             Trustee                  January, 2001          The Partners of '63 (pro bono ventures in           112
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee
                                                                             of the Whitehead Institute for
                                                                             Biomedical Research.

Rajiv L. Gupta               Trustee                  December, 2001         Chairman and Chief Executive Officer                112

(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September, 1999), and Vice
                                                                             President (prior to September 1999) of
                                                                             Rohm and Haas Co. (chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication components);
                                                                             Board Member of American Chemistry Council;
                                                                             Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen       Trustee                  July, 1998             Vice President, Chief Information Officer, and      112
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research

Burton G. Malkiel            Trustee                  May, 1977              Chemical Bank Chairman's Professor of               110
(1932)                                                                       Economics, Princeton University;  Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             (Ireland) Limited (Irish investment managementfirm)
                                                                             since November, 2001, Prudential Insurance Co. of
                                                                             America,  BKF Capital (investment managementfirm),
                                                                             The Jeffrey Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

Alfred M. Rankin, Jr.        Trustee                  January, 1993          Chairman, President, Chief Executive                112
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklift trucks/housewares/lignite);
                                                                             Director of Goodrich Corporporation
                                                                             (industrial products/aircraft systems and
                                                                             services).  Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.

------------------------------------------------------------------------------------------------------------------------------------
*Officers of the Fund are "Interested persons" as defined in the 1940 Act.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson           Trustee                  April, 1985            Retired Chairman and Chief Executive                112
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products),
                                                                             and AmerisourceBergen Corp.
                                                                             (pharmaceutical distribution); Trustee of
                                                                             Vanderbilt University.

------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton*           Secretary                June, 2001             Managing Director and General Counsel               112
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).

Thomas J. Higgins*           Treasurer                July, 1998             Principal of The Vanguard Group, Inc.;              112
(1957)                                                                       Treasurer of each of the investment
                                                                             companies served by The Vanguard
                                                                             Group, Inc. (since July, 1998).
------------------------------------------------------------------------------------------------------------------------------------
*Officers of the Fund are "Interested persons" as defined in the 1940 Act.



     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to less than $200,000 during 2001 and 2002. Vanguard's subscription rates are similar to those of other subscribers.


     Board Committees: Each Fund's board has the following committees:


- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.
- Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meeting during the Funds' last fiscal year.
 - Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meeting during the Funds' last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

 TRUSTEES' OWNERSHIP OF FUND SHARES

     All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                                                 DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE OF
NAME OF FUND                             NAME OF TRUSTEE           FUND SHARES       VANGUARD FUND SHARES
                                                                 OWNED BY TRUSTEE      OWNED BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND                John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel        Over $100,000          Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson       Over $100,000          Over $100,000


PACIFIC STOCK INDEX FUND                 John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel       $10,001-$50,000         Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson            None              Over $100,000


EMERGING MARKETS STOCK INDEX FUND        John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel             None              Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson       Over $100,000          Over $100,000


TRUSTEE COMPENSATION



     The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table appearing on pages B-22 and 23), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.


     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.



                                      VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                                                  COMPENSATION TABLE

                                                            PENSION OR                             TOTAL
                                                            RETIREMENT                         COMPENSATION
                                                         BENEFITS ACCRUED     ACCRUED            FROM ALL
                                         AGGREGATE       AS PART OF THIS     RETIREMENT        VANGUARD FUNDS
 NAMES OF TRUSTEE                    FROM THIS FUND(1)     EXPENSES(1)   JANUARY 1, 2002(2)  PAID TO TRUSTEES(3)
----------------------------------------------------------------------------------------------------------------
John J. Brennan                            None               None             None                  None
Charles D. Ellis                         $x,xxx               None             None                  None
Rajiv L. Gupta(4)                         x,xxx               None             None                  None
JoAnn Heffernan Heisen                    x,xxx              x,xxx           $x,xxx              $xxx,xxx
Bruce K. MacLaury(5)                      x,xxx              x,xxx            x,xxx               xxx,xxx
Burton G. Malkiel                         x,xxx              x,xxx            x,xxx               xxx,xxx
Alfred M. Rankin, Jr.                     x,xxx              x,xxx            x,xxx               xxx,xxx
James O. Welch, Jr.(5)                    x,xxx              x,xxx            x,xxx               xxx,xxx
J. Lawrence Wilson                        x,xxx              x,xxx            x,xxx               xxx,xxx
----------------------------------------------------------------------------------------------------------------
(1) The amounts shown in this column are based on the Fund's fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months)
    of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments
    (120 monthly installments). Trustees who began their service on or after January 1, 2002, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds for the 2002 calendar year.
(4) Mr. Gupta joined the Fund's board, effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board, effective December 31, 2001.



                             PORTFOLIO TRANSACTIONS


     In placing portfolio transactions, each Fund uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Funds.



     During the fiscal year ended December 31, 2000, the fiscal period January1 to October 31, 2001, and the fiscal year ended October 31, 2002, the Funds paid the following approximate amounts in brokerage commissions.


--------------------------------------------------------------------------------
                                     FISCAL YEAR                     FISCAL YEAR
                                           ENDED       JAN. 1 TO           ENDED
FUND                               DEC. 31, 2000   OCT. 31, 2001   OCT. 31, 2002
--------------------------------------------------------------------------------
European Stock Index Fund.            $2,259,000      $1,837,000      $x,xxx,000
Pacific Stock Index Fund. .              455,000        $237,000        $xxx,000
Emerging Markets Stock Index Fund      2,710,000      $1,541,000      $x,xxx,000
--------------------------------------------------------------------------------

                                  TOTAL RETURN



     The Funds' average annual total return (both before and after taxes) for the one-, five-, and ten-year periods, or since inception, ended October 31, 2002, are set forth below:

                               1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED
FUND                             10/31/2002       10/31/2002*       10/31/2002**
--------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
INVESTOR SHARES+
 Return Before Taxes                -xx.xx%             x.xx%              x.xx%
 Return After Taxes on              -xx.xx              x.xx               x.xx
Distributions
 Return After Taxes on               -x.xx              x.xx               x.xx
Distributions and Sale of Fund
Shares
EUROPEAN STOCK INDEX FUND
ADMIRAL SHARES+
 Return Before Taxes                -xx.xx%           -xx.xx%               N/A
EUROPEAN STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes                -xx.xx%           -xx.xx%               N/A
 Return After Taxes on              -xx.xx            -xx.xx                N/A
Distributions
 Return After Taxes on               -x.xx            -xx.xx                N/A
Distributions and Sale of Fund
Shares
PACIFIC STOCK INDEX FUND
INVESTOR SHARES+
 Return Before Taxes                -xx.xx%            -x.xx%              0.xx%
 Return After Taxes on              -xx.xx             -x.xx               0.xx
Distributions
 Return After Taxes on              -xx.xx             -x.xx               0.xx
Distributions and Sale of Fund
Shares
PACIFIC STOCK INDEX FUND
ADMIRAL SHARES+
 Return Before Taxes                -xx.xx%           -xx.xx%               N/A
PACIFIC STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes                -xx.xx%           -xx.xx%               N/A
 Return After Taxes on              -xx.xx            -xx.xx                N/A
Distributions
 Return After Taxes on              -xx.xx            -xx.xx                N/A
Distributions and Sale of Fund
Shares
EMERGING MARKETS STOCK INDEX
FUND INVESTOR SHARES++
 Return Before Taxes                -xx.xx%           -xx.xx%            -xx.xx%
 Return After Taxes on              -xx.xx            -xx.xx             -xx.xx
Distributions
 Return After Taxes on              -xx.xx            -xx.xx             -xx.xx
Distributions and Sale of Fund
Shares
EMERGING MARKETS STOCK INDEX
FUND INSTITUTIONAL SHARES^
 Return Before Taxes                -xx.xx%           -xx.xx%                NA
 Return After Taxes on              -xx.xx            -xx.xx                 NA
Distributions
 Return After Taxes on
Distributions and Sale of Fund
Shares                              -xx.xx            -xx.xx                 NA
--------------------------------------------------------------------------------

 *Average annual total returns are from August 13, 2001--the inception date of the European Stock Index and Pacific Stock Index Fund's Admiral Shares-through October 31, 2002; average annual total returns are from May 15, 2000--the inception date of the European and Pacific Stock Index Funds' Institutional Shares, and June 22, 2000, for Emerging Markets Stock Index Fund's Institutional Shares--through October 31, 2002.
**Average annual total returns are from May 4, 1994--the inception date of the
  Emerging Markets Stock Index Fund's Investor Shares-through October 31, 2002. +Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
++Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee imposed on purchases and redemptions.
 ^Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.

  The Funds' transaction fees are as follows:

FUND                    PURCHASE FEES                        REDEMPTION FEES
-----------------------------------------------------------------------------------------------
European Stock Index    None (beginning 4/1/2000)            None
Fund. . . . . . . .     0.5% (from 11/3/1997 to 3/31/2000)
                        1.0% (from 6/18/1990 to 11/2/1997)
Pacific Stock Index     None (beginning 4/1/2000)            None
Fund. . . . . . . .     0.5% (from 1/1/1997 to 3/31/2000)
                        1.0% (from 6/18/1990 to 12/31/1996)
Emerging Markets Stock  0.5% (beginning 4/1/2000)            0.5% (beginning 4/1/2000)
Index Fund. . . . .     1.0% (from 11/3/1997 to 3/31/2000)   1.0% (from 5/4/1994 to 3/31/2000)
                        1.5% (from 1/1/1997 to 11/2/1997)
                        2.0% (from 5/4/1994 to 12/31/1996)
-----------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

 AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
     Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/n - 1

  Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)
Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
     We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVD/P)1/n - 1

  Where:

           T   =average annual total return (after taxes on
                distributions)
           P   =a hypothetical initial investment of $1,000
           n   =number of years
          ATVD =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVDR/P)1/n - 1

  Where:

          T   =average annual total return (after taxes on
               distributions and redemption)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
        ATVDR =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

(a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

(b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

(c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

(d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN
     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS
     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)cd+1)6 - 1]

  Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
               the period

                              FINANCIAL STATEMENTS


     The Funds' Financial Statements for the fiscal year ended October 31, 2002, appearing in the Funds' 2002 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' 2002 Annual Report to Shareholders, which may be obtained without charge.



                              COMPARATIVE INDEXES


     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies. The funds may use one or more of the following unmanaged indexes for comparative performance purposes:


ASSET ALLOCATION COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Long Treasury Index.
AVERAGE 1-5 YEAR GOVERNMENT FUND---An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.
AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND---An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.
AVERAGE ADJUSTED SHORT MUNICIPAL DEBT FUND---An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE BALANCED FUND---An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND---An industry benchmark that includes intermediate-term California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND---An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE CONVERTIBLE SECURITIES FUND---An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE CORPORATE A-RATED FUND---An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE EMERGING MARKETS FUND---An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE EQUITY INCOME FUND---An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND---An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE FLEXIBLE FUND---An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE GENERAL GOVERNMENT FUND---An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE GENERAL MUNICIPAL FUND---An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE GENERAL TREASURY FUND---An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE GNMA FUND---An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.
AVERAGE GOLD-ORIENTED FUND---An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.
AVERAGE GOVERNMENT MONEY MARKET FUND---An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE HEALTH/BIOTECHNOLOGY FUND---An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.
AVERAGE HIGH-CURRENT-YIELD FUND---An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE HIGH YIELD MUNICIPAL FUND---An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INCOME FUND---An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INSTITUTIONAL MONEY MARKET FUND---An industry benchmark of average institutional money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INSURED MUNICIPAL FUND---An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INTERMEDIATE GOVERNMENT FUND---An industry benchmark of average intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INTERMEDIATE INVESTMENT-GRADE FUND---An industry benchmark of average intermediate investment grade funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INTERMEDIATE MUNICIPAL FUND---An industry benchmark of average intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INTERMEDIATE TREASURY FUND---An industry benchmark of average intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE INTERNATIONAL FUND---An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE LARGE-CAP CORE FUND---An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE LARGE-CAP GROWTH FUND---An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE LARGE-CAP VALUE FUND---An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND---An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE MID-CAP CORE FUND---An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc. AVERAGE MID-CAP VALUE FUND---An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE MONEY MARKET FUND---An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc. AVERAGE MULTI-CAP CORE FUND---An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE MULTI-CAP GROWTH FUND---An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE MULTI-CAP VALUE FUND---An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE NATURAL RESOURCES FUND---An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY MUNICIPAL DEBT FUND---An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND---An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE NEW YORK TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average New York tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE OHIO MUNICIPAL DEBT FUND---An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND---An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE  PENNSYLVANIA  TAX-EXEMPT MONEY MARKET FUND---An  industry  benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE PACIFIC REGION FUND---An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE REAL ESTATE FUND---An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc. AVERAGE SHORT TREASURY FUND---An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE SMALL-CAP CORE FUND---An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE SMALL-CAP GROWTH FUND---An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE SMALL-CAP VALUE FUND---An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE U.S. TREASURY MONEY MARKET FUND---An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE UTILITY FUND---An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.
BALANCED COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.
CALVERT SOCIAL INDEX--A socially screened index of large- and mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland. CONSERVATIVE GROWTH COMPOSITE AVERAGE---A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.
CONSERVATIVE GROWTH COMPOSITE INDEX---Made up of four unmanaged benchmarks, weighted 40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX---An industry benchmark that includes convertible securities rated B or better by Standard & Poor's. GROWTH COMPOSITE AVERAGE---A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.
GROWTH COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index. GROWTH FUND STOCK INDEX---Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.
IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND---iMoneyNet Money Fund Report's Average 100% Treasury Fund.

INCOME COMPOSITE AVERAGE---A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.
INCOME  COMPOSITE  INDEX---Made up of three unmanaged  benchmarks,  weighted 60%
Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.
LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.
LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX---Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.
LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX---Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.
LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX---Includes U.S. Treasury obligations with maturities of 1 to 5 years.
LEHMAN BROTHERS 3 YEAR MUNICIPAL BOND INDEX---Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.
LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.
LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX---Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.
LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX---Includes U.S. Treasury obligations with maturities of 5 to 10 years.
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX---Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.
LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX---Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.
LEHMAN BROTHERS AGGREGATE BOND INDEX---The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.
LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX---Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.
LEHMAN BROTHERS GNMA BOND INDEX---Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.
LEHMAN  BROTHERS HIGH YIELD BOND  INDEX---Includes  mainly  corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.
LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX---Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.
LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.
LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX---Includes U.S. Treasury obligations with maturities of 10 years or more.
LEHMAN BROTHERS MUNICIPAL BOND INDEX---Includes most investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.
LEHMAN BROTHERS U.S. TREASURY INFLATION NOTES INDEX---Includes the inflation-indexed securities within the Lehman Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.
MODERATE GROWTH COMPOSITE AVERAGE---A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.
MODERATE GROWTH COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE---Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA---Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.
MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX---Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 2002 the index consisted of 26 emerging market country indices.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX---Tracks stocks in more than 15 developed European markets.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX---Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australasia, and the Pacific region.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX---Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.
MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX---Tracks stocks from developed Pacific Rim markets.
MORGAN STANELY REAL ESTATE INVESTMENT TRUST INDEX---Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.
RUSSELL 1000 INDEX---Measures the performance of the 1,000 largest companies in the Russell 3000 Index.
RUSSELL 1000 GROWTH INDEX---Measures the performance of those Russell 1000 companies with higher price/ book ratios and higher predicted growth rates. RUSSELL 1000 VALUE INDEX---Measures the performance of those Russell 1000 companies with lower price/book ratios and lower predicted growth rates.
RUSSELL 2000 INDEX---Measures the performance of the 2,000 smallest companies in the Russell 3000 Index.
RUSSELL 2000 GROWTH INDEX---Measures the performance of those Russell 2000 companies with higher price/ book ratios and higher predicted growth rates. RUSSELL 2800 INDEX---Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.
RUSSELL 3000 GROWTH INDEX---Measures the performance of those Russell 3000 companies with higher price/ book ratios and higher predicted growth rates. RUSSELL 3000 INDEX---Measures the performance of the 3,000 largest U.S. companies.
RUSSELL 3000 VALUE INDEX---Measures the performance of those Russell 3000 companies with lower price/book ratios and lower predicted growth rates.
RUSSELL MIDCAP GROWTH INDEX---Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates. RUSSELL MIDCAP INDEX---Measures the performance of the 800 smallest companies in the Russell 1000 Index.
RUSSELL MIDCAP VALUE INDEX---Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates. SALOMON SMITH BARNEY 3-MONTH U.S. TREASURY BILL INDEX---Tracks the performance of short-term U.S. government debt instruments.
SALOMON SMITH BARNEY BROAD MARKET INDEX---Tracks the performance of the U.S. broad market.
SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC INDEX---Measures the performance of the smallest companies from the 23 European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.
SALOMON  SMITH  BARNEY  WORLD  EQUITY GOLD  INDEX---Tracks  the  performance  of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.
SELECT EMERGING MARKETS FREE INDEX---This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.
STANDARD & POOR'S 500 INDEX---A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.
STANDARD & POOR'S 500/BARRA GROWTH INDEX---Includes those stocks of the S&P 500 Index that have higher price/book ratios; these stocks generally offer lower-than-average dividend yields.
STANDARD & POOR'S 500/BARRA VALUE INDEX---Includes those stocks of the S&P 500 Index that have lower price/ book ratios; these stocks generally offer higher-than-average dividend yields.
STANDARD & POOR'S ENERGY SECTOR INDEX---Tracks the stocks of the energy-related companies within the S&P 500 Index.

STANDARD & POOR'S HEALTH SECTOR INDEX---Tracks the stocks of the health care companies within the S&P 500 Index.
STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX---Includes Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.
STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX---Includes those stocks of the Standard & Poor's MidCap 400 Index that have above average price/earnings and price/book ratios.
STANDARD & POOR'S MIDCAP 400 INDEX---Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.
STANDARD & POOR'S SMALLCAP 600 INDEX---Includes stocks of 600 small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index. STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX---Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.
STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX---Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.
STANDARD & POOR'S UTILITIES INDEX---Includes the following industries: Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.
STAR COMPOSITE AVERAGE---An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.
STAR COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.
TARGET REIT COMPOSITE---Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).
TAX-MANAGED BALANCED COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman 7 Year Municipal Bond Index. TOTAL INTERNATIONAL COMPOSITE INDEX--- Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index.
UTILITIES COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index. WELLESLEY COMPOSITE INDEX---Made up of four unmanaged benchmarks, weighted 65% Lehman Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index. WELLINGTON COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Credit A or Better Index.
WILSHIRE 4500 COMPLETION INDEX---Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 stocks from the Wilshire 5000 Index.
WILSHIRE 5000 TOTAL MARKET INDEX---The broadest measure of the U.S. stock market; tracks some 6,000 stocks.



                                                                   SAI072 102002

                                     PART C

                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                                OTHER INFORMATION



ITEM 23. EXHIBITS

(a) Declaration of Trust, filed on September 24, 2002,Post-Effective Amendment No. 24 is hereby incorporated by reference.
(b) By-Laws, filed on February 7, 2002, Post-Effective Amendment No. #23, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreement, filed on February 7, 2002, Post-Effective Amendment No. 23, for Brown Brothers Harriman & Co., is hereby incorporated by reference.
(h)  Amended and Restated Funds' Service Agreement, is filed herewith.
(i)  Not Applicable
(j)  Consent of Independent Accountants, to be filed by Amendment.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on February 7, 2002, Post-Effective Amendment No. #23, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on September 24, 2002, Post-Effective Amendment No. 24, for The Vanguard Group, Inc., is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable.

                               INDEX TO EXHIBITS

Service Agreement............................................Ex.99.h

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of December, 2002.

                                   VANGUARD PRIMECAP FUND

                                BY:_____________(signature)________________

                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER


--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      December 23, 2002
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D ELLIS         Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*


By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ RAJIV L. GUPTA          Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Rajiv L. Gupta*


By:/S/ BURTON G. MALKIEL       Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.   Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON      Trustee                         December 23, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         December 23, 2002
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*

*By Power of Attorney. See File Number 33-32216, filed on January 29, 2002. Incorporated by Reference.

                               INDEX TO EXHIBIT



Service Agreement. . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.BH